UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

# John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 44.0%				$547,445,822

(Cost $520,943,546)

Consumer Discretionary 5.9%				73,914,203

Auto Components 0.4%
Allison Transmission, Inc. (S)	7.125	05/15/19	$1,575,000	1,622,250
Exide Technologies	8.625	02/01/18	2,600,000	2,021,500
Hyva Global BV (S)	8.625	03/24/16	1,155,000	987,525
Visteon Corp.	6.750	04/15/19	990,000	999,900

Automobiles 0.7%
Ford Motor Credit Company LLC	5.000	05/15/18	1,925,000	2,029,370
Ford Motor Credit Company LLC	5.875	08/02/21	1,930,000	2,153,195
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	1,235,000	1,262,345
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,615,000	1,734,231
Kia Motors Corp. (S)	3.625	06/14/16	1,315,000	1,330,709

Food Products 0.1%
Simmons Foods, Inc. (S)	10.500	11/01/17	1,060,000	1,012,300

Hotels, Restaurants & Leisure 1.4%
Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07/13/16	1,025,000	622,252
CCM Merger, Inc. (S)	8.000	08/01/13	2,050,000	2,029,500
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	1,175,000	1,204,375
Greektown Superholdings, Inc.	13.000	07/01/15	1,965,000	2,156,588
Jacobs Entertainment, Inc.	9.750	06/15/14	2,435,000	2,343,688
Landry's Acquisition Company (S)	11.625	12/01/15	920,000	1,005,100
Landry's, Inc.	11.625	12/01/15	465,000	508,013
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	1,315,000	1,157,200
MGM Resorts International (S)	8.625	02/01/19	1,590,000	1,693,350
Mohegan Tribal Gaming Authority	7.125	08/15/14	1,425,000	1,004,625
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	2,260,000	2,204,946
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	1,455,000	1,578,675
Waterford Gaming LLC (S)	8.625	09/15/14	823,705	412,398

Household Durables 0.1%
American Standard Americas (S)	10.750	01/15/16	335,000	234,500
Urbi Desarrollos Urbanos SAB de CV (S)	9.750	02/03/22	655,000	673,013

Internet & Catalog Retail 0.2%
Expedia, Inc.	5.950	08/15/20	2,125,000	2,169,978

Media 2.0%
AMC Entertainment, Inc.	8.000	03/01/14	931,000	931,000
AMC Entertainment, Inc.	8.750	06/01/19	720,000	750,600
Cablevision Systems Corp.	8.625	09/15/17	610,000	687,775
CBS Corp.	7.875	07/30/30	2,480,000	3,296,875
CCO Holdings LLC	8.125	04/30/20	590,000	660,800
Cinemark USA, Inc.	7.375	06/15/21	800,000	854,000
Cinemark USA, Inc.	8.625	06/15/19	750,000	834,375
CSC Holdings, Inc.	7.875	02/15/18	1,675,000	1,892,750
DIRECTV Holdings LLC	6.350	03/15/40	1,155,000	1,360,347
Grupo Televisa SAB	6.625	01/15/40	1,295,000	1,523,136
Kabel BW GmbH (S)	7.500	03/15/19	1,250,000	1,350,000
News America, Inc.	6.150	03/01/37	775,000	892,233
News America, Inc.	6.150	02/15/41	1,400,000	1,663,005
News America, Inc.	6.400	12/15/35	645,000	752,307

1

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Regal Cinemas Corp.	8.625	07/15/19	$465,000	$508,013
Regal Entertainment Group	9.125	08/15/18	455,000	498,225
Time Warner Cable, Inc.	6.750	07/01/18	1,950,000	2,396,921
UBM PLC (S)	5.750	11/03/20	1,145,000	1,131,015
XM Satellite Radio, Inc. (S)	7.625	11/01/18	2,195,000	2,403,525

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	5.125	01/15/42	485,000	494,624
Macy's Retail Holdings, Inc.	7.875	08/15/36	2,083,000	2,330,188

Specialty Retail 0.4%
AutoNation, Inc.	5.500	02/01/20	1,935,000	2,002,725
Hillman Group, Inc.	10.875	06/01/18	1,205,000	1,262,238
Limited Brands, Inc.	6.625	04/01/21	1,320,000	1,452,000
Toys R Us Property Company II LLC	8.500	12/01/17	570,000	602,775

Textiles, Apparel & Luxury Goods 0.4%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	2,980,000	3,058,225
Levi Strauss & Company	7.625	05/15/20	2,050,000	2,173,000

Consumer Staples 1.9%				23,624,372

Beverages 0.0%
Corp. Lindley SA (S)	6.750	11/23/21	540,000	579,150

Food & Staples Retailing 0.3%
Rite Aid Corp. (S)	9.250	03/15/20	1,440,000	1,458,000
Rite Aid Corp.	9.375	12/15/15	2,110,000	2,173,300

Food Products 0.6%
B&G Foods, Inc.	7.625	01/15/18	990,000	1,072,913
Bunge Ltd. Finance Corp.	4.100	03/15/16	815,000	849,334
Bunge Ltd. Finance Corp.	8.500	06/15/19	1,726,000	2,134,408
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	1,355,000	1,436,300
Del Monte Corp.	7.625	02/15/19	945,000	947,363
Grupo Bimbo SAB de CV (S)	4.500	01/25/22	1,150,000	1,185,061

Household Products 0.5%
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	1,890,000	1,890,000
Reynolds Group Issuer, Inc. (S)	9.875	08/15/19	1,750,000	1,809,063
Yankee Candle Company, Inc.	8.500	02/15/15	2,025,000	2,073,114

Personal Products 0.2%
Hypermarcas SA (S)	6.500	04/20/21	530,000	511,450
Revlon Consumer Products Corp.	9.750	11/15/15	1,635,000	1,767,844

Tobacco 0.3%
Alliance One International, Inc.	10.000	07/15/16	2,335,000	2,340,838
Lorillard Tobacco Company	6.875	05/01/20	1,175,000	1,396,234

Energy 4.3%				52,967,024

Energy Equipment & Services 0.5%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	3,790,000	3,221,500
Precision Drilling Corp.	6.625	11/15/20	1,205,000	1,290,856
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,045,000	1,118,150
Weatherford International, Inc.	6.800	06/15/37	480,000	562,052

Gas Utilities 0.2%
DCP Midstream LLC (S)	9.750	03/15/19	1,705,000	2,211,552

2

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Oil, Gas & Consumable Fuels 3.6%
Afren PLC (S)	11.500	02/01/16	$1,800,000	$1,908,000
Alpha Natural Resources, Inc.	6.000	06/01/19	520,000	507,000
Alpha Natural Resources, Inc.	6.250	06/01/21	1,130,000	1,096,100
Arch Coal, Inc. (S)	7.000	06/15/19	675,000	675,000
Arch Coal, Inc. (S)	7.250	06/15/21	1,190,000	1,187,025
BreitBurn Energy Partners LP (S)	7.875	04/15/22	770,000	806,575
Chesapeake Energy Corp.	6.125	02/15/21	1,110,000	1,125,263
DTEK Finance BV (S)	9.500	04/28/15	840,000	831,600
Energy Transfer Partners LP	5.200	02/01/22	645,000	694,103
Energy Transfer Partners LP	9.700	03/15/19	1,380,000	1,771,601
Enterprise Products Operating LLC (7.000% to 06/01/2017,
then 3 month LIBOR + 2.778%)	7.000	06/01/67	2,585,000	2,575,306
EV Energy Partners LP	8.000	04/15/19	1,730,000	1,816,500
Kerr-McGee Corp.	6.950	07/01/24	3,210,000	3,957,378
Kinder Morgan Energy Partners LP	7.750	03/15/32	840,000	1,038,849
Linn Energy LLC (S)	6.250	11/01/19	2,110,000	2,107,363
Linn Energy LLC	8.625	04/15/20	830,000	921,300
Marathon Petroleum Corp.	6.500	03/01/41	1,415,000	1,596,346
MarkWest Energy Partners LP	6.500	08/15/21	1,975,000	2,133,000
McMoRan Exploration Company	11.875	11/15/14	1,230,000	1,303,800
Newfield Exploration Company	5.750	01/30/22	1,140,000	1,234,050
NuStar Logistics LP	7.650	04/15/18	2,025,000	2,379,859
Peabody Energy Corp. (S)	6.250	11/15/21	1,490,000	1,560,775
Petroleos Mexicanos (S)	4.875	01/24/22	1,300,000	1,361,100
Spectra Energy Capital LLC	6.200	04/15/18	1,440,000	1,671,767
Targa Resources Partners LP (S)	6.375	08/01/22	1,175,000	1,236,688
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	2,995,000	3,074,011
Williams Partners LP	7.250	02/01/17	3,295,000	3,992,555

Financials 15.3%				190,709,440

Capital Markets 1.9%
Affinion Group Holdings, Inc.	11.625	11/15/15	1,055,000	938,950
Credit Suisse New York	4.375	08/05/20	2,265,000	2,302,273
Credit Suisse New York	5.400	01/14/20	1,005,000	1,009,333
Credit Suisse New York	6.000	02/15/18	600,000	632,018
Jefferies Group, Inc.	6.875	04/15/21	1,240,000	1,221,400
Jefferies Group, Inc.	8.500	07/15/19	665,000	714,875
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,055,000	1,040,377
Macquarie Group, Ltd. (S)	6.000	01/14/20	1,345,000	1,321,713
Morgan Stanley	5.500	07/28/21	640,000	633,907
Morgan Stanley	5.750	01/25/21	670,000	663,943
Morgan Stanley	7.300	05/13/19	2,270,000	2,449,471
Polymer Group, Inc.	7.750	02/01/19	465,000	497,550
The Goldman Sachs Group, Inc.	5.250	07/27/21	1,285,000	1,286,722
The Goldman Sachs Group, Inc.	5.750	01/24/22	1,305,000	1,361,800
The Goldman Sachs Group, Inc.	6.150	04/01/18	3,130,000	3,392,635
The Goldman Sachs Group, Inc.	6.750	10/01/37	4,450,000	4,452,385

Commercial Banks 2.3%
Abbey National Treasury Services PLC	4.000	04/27/16	1,660,000	1,631,812
Banco de Credito del Peru (S)	4.750	03/16/16	700,000	714,000
Barclays Bank PLC	5.140	10/14/20	1,160,000	1,115,376
Barclays Bank PLC (S)	6.050	12/04/17	1,185,000	1,206,584

3

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Barclays Bank PLC (S)	10.179	06/12/21	$1,235,000	$1,430,957
BBVA Bancomer SA (S)	6.500	03/10/21	2,225,000	2,269,500
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	1,239,000	1,273,308
First Horizon National Corp.	5.375	12/15/15	1,440,000	1,508,796
First Tennessee Bank NA	5.050	01/15/15	275,000	281,464
ICICI Bank, Ltd. (S)	5.750	11/16/20	1,910,000	1,899,373
Lloyds TSB Bank PLC	6.375	01/21/21	2,190,000	2,380,539
Lloyds TSB Group PLC (6.413% to 10/01/2035, then 3 month
LIBOR + 1.496%) (Q)(S)	6.413	10/01/35	2,410,000	1,662,900
Regions Financial Corp. (P)	0.744	06/26/12	1,060,000	1,059,123
Regions Financial Corp.	7.750	11/10/14	1,825,000	1,948,553
Santander Holdings USA, Inc.	4.625	04/19/16	480,000	475,596
Synovus Financial Corp.	7.875	02/15/19	960,000	984,000
The Royal Bank of Scotland PLC	4.875	03/16/15	1,425,000	1,479,280
Wachovia Bank NA	5.850	02/01/37	1,665,000	1,828,673
Wachovia Bank NA	6.600	01/15/38	1,465,000	1,779,817
Wachovia Corp.	5.750	06/15/17	1,715,000	1,993,336

Consumer Finance 0.9%
American Express Company	7.000	03/19/18	1,705,000	2,100,084
Capital One Financial Corp.	6.150	09/01/16	2,655,000	2,844,392
Discover Bank	7.000	04/15/20	1,090,000	1,235,301
Discover Financial Services	10.250	07/15/19	2,495,000	3,181,355
Nelnet, Inc. (P)	3.951	09/29/36	2,595,000	2,072,333

Diversified Financial Services 4.2%
Alfa Bank OJSC (S)	7.750	04/28/21	585,000	580,613
Bank of America Corp.	5.700	01/24/22	1,955,000	2,071,405
Bank of America Corp.	6.500	08/01/16	1,245,000	1,345,920
Bank of America NA	5.300	03/15/17	595,000	604,900
Bank of America NA	6.000	10/15/36	1,555,000	1,499,737
Citigroup, Inc.	5.850	12/11/34	1,590,000	1,654,223
Citigroup, Inc.	6.125	11/21/17	3,045,000	3,411,493
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	1,290,000	1,328,166
Credit Suisse AG (3 month LIBOR + 0.690% to 05/15/2017,
then 3 month LIBOR + 1.690%) (Q)	1.193	05/15/17	3,300,000	2,211,990
General Electric Capital Corp. (P)	0.983	08/15/36	2,245,000	1,669,759
General Electric Capital Corp.	4.375	09/16/20	1,510,000	1,610,028
General Electric Capital Corp.	5.300	02/11/21	880,000	969,296
General Electric Capital Corp.	5.625	05/01/18	2,190,000	2,528,587
General Electric Capital Corp.	5.875	01/14/38	1,650,000	1,841,359
General Electric Capital Corp.	6.000	08/07/19	1,505,000	1,755,331
Intercorp Retail Trust (S)	8.875	11/14/18	750,000	806,250
JPMorgan Chase & Company	3.450	03/01/16	653,000	678,376
JPMorgan Chase & Company	3.700	01/20/15	557,000	591,381
JPMorgan Chase & Company	5.600	07/15/41	2,440,000	2,706,304
JPMorgan Chase & Company	6.000	01/15/18	3,760,000	4,357,163
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	2,240,000	2,436,851
Merrill Lynch & Company, Inc.	6.875	04/25/18	3,010,000	3,276,433
Merrill Lynch & Company, Inc.	7.750	05/14/38	980,000	1,058,209
Nationstar Mortgage	10.875	04/01/15	2,455,000	2,553,200
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	3,204,000	4,056,264
The Bear Stearns Companies LLC	7.250	02/01/18	1,950,000	2,357,468

4

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

USB Realty Corp. (P)(Q)(S)	1.719	01/15/17	$2,900,000	$2,233,000

Insurance 2.8%
Aflac, Inc.	6.900	12/17/39	1,005,000	1,213,070
Aflac, Inc.	8.500	05/15/19	1,705,000	2,218,785
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	1,170,000	936,000
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	1,270,000	1,307,306
CNA Financial Corp.	6.500	08/15/16	1,110,000	1,245,353
CNA Financial Corp.	7.250	11/15/23	2,190,000	2,484,448
CNO Financial Group, Inc. (S)	9.000	01/15/18	1,500,000	1,614,375
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	3,490,000	2,617,500
Hartford Financial Services Group, Inc.	6.625	03/30/40	980,000	983,673
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	2,635,000	2,569,125
Lincoln National Corp.	8.750	07/01/19	1,295,000	1,650,680
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	2,455,000	2,252,463
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	2,745,000	3,580,224
The Hanover Insurance Group, Inc.	6.375	06/15/21	635,000	684,892
Unum Group	7.125	09/30/16	1,585,000	1,813,250
UnumProvident Finance Company PLC (S)	6.850	11/15/15	2,395,000	2,638,150
W.R. Berkley Corp.	5.600	05/15/15	1,345,000	1,417,598
Willis Group Holdings PLC	5.750	03/15/21	1,595,000	1,738,963
Willis North America, Inc.	7.000	09/29/19	2,060,000	2,354,409

Real Estate Investment Trusts 3.1%
Alexandria Real Estate Equities, Inc.	4.600	04/01/22	910,000	920,676
Boston Properties LP	3.700	11/15/18	880,000	921,325
Brandywine Operating Partnership LP	7.500	05/15/15	1,505,000	1,646,335
CommonWealth REIT	6.650	01/15/18	1,800,000	1,937,599
DDR Corp.	7.500	04/01/17	3,170,000	3,562,944
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	2,620,000	2,728,830
Health Care REIT, Inc.	4.950	01/15/21	1,610,000	1,683,815
Health Care REIT, Inc.	6.125	04/15/20	2,910,000	3,232,186
Health Care REIT, Inc.	6.200	06/01/16	1,835,000	2,025,293
Healthcare Realty Trust, Inc.	6.500	01/17/17	2,120,000	2,340,124
Mack-Cali Realty LP	7.750	08/15/19	1,410,000	1,718,954
MPT Operating Partnership LP	6.375	02/15/22	1,535,000	1,584,888
MPT Operating Partnership LP	6.875	05/01/21	975,000	1,036,547
ProLogis LP	4.500	08/15/17	295,000	303,280
ProLogis LP	6.250	03/15/17	2,255,000	2,492,411
SL Green Realty Corp.	7.750	03/15/20	735,000	827,894
Ventas Realty LP	4.750	06/01/21	1,645,000	1,694,393
Vornado Realty LP	4.250	04/01/15	2,715,000	2,836,757
WEA Finance LLC (S)	6.750	09/02/19	1,180,000	1,381,529
Weyerhaeuser Company	7.375	03/15/32	2,960,000	3,214,536

Real Estate Management & Development 0.1%
Realogy Corp. (S)	7.875	02/15/19	855,000	829,350

Health Care 1.2%				14,464,147

Biotechnology 0.1%
Kinetic Concepts, Inc. (S)	10.500	11/01/18	740,000	769,600

5

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care (continued)

Health Care Equipment & Supplies 0.2%
Alere, Inc.	7.875	02/01/16	$1,595,000	$1,670,763
Alere, Inc.	8.625	10/01/18	815,000	860,844

Health Care Providers & Services 0.5%
BioScrip, Inc.	10.250	10/01/15	1,160,000	1,249,900
Gentiva Health Services, Inc.	11.500	09/01/18	280,000	250,600
HCA, Inc.	7.500	02/15/22	1,605,000	1,737,413
Medco Health Solutions, Inc.	7.125	03/15/18	2,225,000	2,646,299

Pharmaceuticals 0.4%
Catalent Pharma Solutions, Inc., PIK (P)	9.500	04/15/15	1,657,387	1,711,252
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	1,625,000	1,807,813
Valeant Pharmaceuticals International, Inc. (S)	6.750	10/01/17	385,000	394,625
Valeant Pharmaceuticals International, Inc. (S)	6.875	12/01/18	1,335,000	1,365,038

Industrials 4.8%				59,694,898

Aerospace & Defense 0.9%
Bombardier, Inc. (S)	7.750	03/15/20	1,015,000	1,177,400
Colt Defense LLC	8.750	11/15/17	950,000	650,750
Ducommun, Inc.	9.750	07/15/18	295,000	312,700
Embraer Overseas, Ltd.	6.375	01/15/20	1,485,000	1,648,350
Huntington Ingalls Industries, Inc.	7.125	03/15/21	1,690,000	1,810,413
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	1,055,000	1,136,763
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	3,140,000	2,355,000
Textron, Inc.	5.600	12/01/17	1,945,000	2,090,451

Airlines 2.1%
America West Airlines 2000-1 Pass Through Trust	8.057	07/02/20	769,090	788,317
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	1,416,381	1,508,446
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	787,107	826,462
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	522,503	560,384
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18	491,843	486,925
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	1,989,081	2,178,044
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	652,191	681,540
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	2,293,840	2,408,532
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	2,382,035	2,611,425
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	818,349	885,862
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	1,655,000	1,754,300
Delta Air Lines, Inc. (S)	9.500	09/15/14	1,139,000	1,221,578
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	2,128,981	2,169,005
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	1,520,782	1,566,405
U.S. Airways 2010-1 Class A Pass Through Trust	6.250	04/22/23	1,591,904	1,595,884
UAL 2009-2A Pass Through Trust	9.750	01/15/17	1,602,981	1,835,414
United Air Lines, Inc. 2007-1 Class C Pass Through Trust (P)	3.059	07/02/14	2,794,766	2,655,028
United Airlines 2009-1 Pass Through Trust	10.400	11/01/16	610,446	695,908

Building Products 0.4%
Masco Corp.	7.125	03/15/20	1,280,000	1,365,532
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,800,000	1,975,500
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	1,840,000	2,005,600

Commercial Services & Supplies 0.3%
Garda World Security Corp. (S)	9.750	03/15/17	410,000	432,550
International Lease Finance Corp. (S)	7.125	09/01/18	1,260,000	1,411,200

6

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Steelcase, Inc.	6.375	02/15/21	$2,285,000	$2,384,722

Construction & Engineering 0.1%
Tutor Perini Corp.	7.625	11/01/18	1,430,000	1,437,150

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18	905,000	936,675

Industrial Conglomerates 0.3%
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	1,825,000	1,866,063
Odebrecht Finance, Ltd. (S)	7.000	04/21/20	1,120,000	1,229,200
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	355,000	366,538

Marine 0.2%
Navios South American Logistics, Inc. (S)	9.250	04/15/19	2,305,000	1,913,150

Road & Rail 0.3%
The Hertz Corp. (S)	6.750	04/15/19	595,000	621,031
The Hertz Corp.	6.750	04/15/19	2,505,000	2,623,988

Trading Companies & Distributors 0.1%
Aircastle, Ltd.	9.750	08/01/18	990,000	1,116,225
Aircastle, Ltd. (S)	9.750	08/01/18	355,000	398,488

Information Technology 0.3%				3,794,868

Computers & Peripherals 0.1%
Hewlett-Packard Company	4.375	09/15/21	1,355,000	1,428,868

IT Services 0.2%
Brightstar Corp. (S)	9.500	12/01/16	2,275,000	2,366,000

Materials 4.1%				51,592,189

Chemicals 0.7%
American Pacific Corp.	9.000	02/01/15	1,000,000	972,500
Braskem America Finance Company (S)	7.125	07/22/41	1,545,000	1,537,275
Braskem Finance, Ltd. (S)	7.000	05/07/20	3,780,000	4,176,900
Incitec Pivot Finance LLC (S)	6.000	12/10/19	1,370,000	1,484,529

Construction Materials 0.2%
Building Materials Corp. of America (S)	6.750	05/01/21	995,000	1,082,063
Severstal Columbus LLC	10.250	02/15/18	370,000	406,075
Vulcan Materials Company	7.500	06/15/21	530,000	590,288

Containers & Packaging 0.4%
Graphic Packaging International, Inc.	7.875	10/01/18	435,000	478,500
Graphic Packaging International, Inc.	9.500	06/15/17	835,000	928,938
Pretium Packaging LLC	11.500	04/01/16	650,000	676,000
Temple-Inland, Inc.	6.625	01/15/18	3,085,000	3,596,675

Metals & Mining 2.0%
Alcoa, Inc.	5.400	04/15/21	1,575,000	1,639,159
Allegheny Technologies, Inc.	5.950	01/15/21	570,000	630,647
Allegheny Technologies, Inc.	9.375	06/01/19	1,205,000	1,553,051
ArcelorMittal	6.750	03/01/41	1,410,000	1,369,027
ArcelorMittal	9.850	06/01/19	1,470,000	1,782,619
Cliffs Natural Resources, Inc.	6.250	10/01/40	1,230,000	1,334,891
Commercial Metals Company	7.350	08/15/18	1,395,000	1,422,900
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	1,230,000	1,297,650
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	765,000	845,325

7

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Gerdau Trade, Inc. (S)	5.750	01/30/21	$1,345,000	$1,392,075
JMC Steel Group (S)	8.250	03/15/18	775,000	808,906
Metinvest BV (S)	8.750	02/14/18	1,755,000	1,605,825
Rain CII Carbon LLC (S)	8.000	12/01/18	2,225,000	2,341,813
SunCoke Energy, Inc.	7.625	08/01/19	1,125,000	1,170,000
Taseko Mines, Ltd.	7.750	04/15/19	495,000	475,200
Teck Resources, Ltd.	6.250	07/15/41	670,000	769,143
Teck Resources, Ltd.	10.750	05/15/19	936,000	1,160,640
Thompson Creek Metals Company, Inc.	7.375	06/01/18	1,855,000	1,776,163
Vale Overseas, Ltd.	6.875	11/10/39	1,415,000	1,740,092

Paper & Forest Products 0.8%
Georgia-Pacific LLC (S)	5.400	11/01/20	3,320,000	3,739,572
Georgia-Pacific LLC	7.250	06/01/28	750,000	912,935
International Paper Company	9.375	05/15/19	1,650,000	2,173,959
Verso Paper Holdings LLC	8.750	02/01/19	410,000	202,950
Westvaco Corp.	7.950	02/15/31	3,200,000	3,517,904

Telecommunication Services 2.8%				34,208,788

Diversified Telecommunication Services 2.1%
CenturyLink, Inc.	6.450	06/15/21	1,265,000	1,338,938
CenturyLink, Inc.	7.600	09/15/39	1,275,000	1,305,509
Crown Castle Towers LLC (S)	4.883	08/15/20	3,075,000	3,217,148
Crown Castle Towers LLC (S)	6.113	01/15/20	2,390,000	2,690,349
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	3,050,000	3,057,991
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	1,345,000	1,316,520
GTP Towers Issuer LLC (S)	8.112	02/15/15	3,740,000	3,814,235
Oi SA (BRL) (S)	9.750	09/15/16	3,440,000	1,993,187
PAETEC Holding Corp.	9.875	12/01/18	1,619,000	1,813,280
Qwest Communications International, Inc.	8.000	10/01/15	1,305,000	1,400,852
Telecom Italia Capital SA	7.200	07/18/36	1,490,000	1,370,800
Telecom Italia Capital SA	7.721	06/04/38	158,000	149,310
West Corp.	11.000	10/15/16	1,780,000	1,889,025

Wireless Telecommunication Services 0.7%
America Movil SAB de CV	5.000	03/30/20	2,280,000	2,588,701
Digicel, Ltd. (S)	7.000	02/15/20	580,000	585,800
Nextel Communications, Inc.	7.375	08/01/15	2,000,000	1,975,000
NII Capital Corp.	8.875	12/15/19	1,655,000	1,783,263
SBA Tower Trust (S)	5.101	04/15/17	1,790,000	1,918,880

Utilities 3.4%				42,475,893

Electric Utilities 1.7%
Beaver Valley II Funding	9.000	06/01/17	2,111,000	2,204,201
BVPS II Funding Corp.	8.890	06/01/17	1,562,000	1,724,227
Commonwealth Edison Company	5.800	03/15/18	1,955,000	2,317,271
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	2,395,000	2,473,154
ITC Holdings Corp. (S)	5.500	01/15/20	1,670,000	1,881,713
NV Energy, Inc.	6.250	11/15/20	1,055,000	1,152,650
PNM Resources, Inc.	9.250	05/15/15	3,255,000	3,718,838
PNPP II Funding Corp.	9.120	05/30/16	674,000	720,526
PPL Capital Funding, Inc. (6.700% to 03/30/2017, then 3
month LIBOR + 2.665%) (P)	6.700	03/30/67	2,210,000	2,176,850
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	1,290,000	1,306,048

8

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities (continued)

W3A Funding Corp.	8.090	01/02/17	$1,350,870	$1,337,659

Independent Power Producers & Energy Traders 1.0%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	1,826,000	1,973,948
DPL, Inc. (S)	7.250	10/15/21	2,535,000	2,889,900
Exelon Generation Company LLC	6.250	10/01/39	1,810,000	2,210,432
Ipalco Enterprises, Inc.	5.000	05/01/18	2,320,000	2,346,100
NRG Energy, Inc.	7.625	01/15/18	1,835,000	1,857,938
NRG Energy, Inc.	8.250	09/01/20	1,550,000	1,569,375

Multi-Utilities 0.4%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	3,175,000	3,151,346
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	1,860,000	1,906,500

Water Utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	1,215,000	1,281,825
Midwest Generation LLC, Series B	8.560	01/02/16	1,475,797	1,505,313
Salton Sea Funding Corp., Series F	7.475	11/30/18	704,394	770,079

U.S. Government & Agency Obligations 31.2%				$388,114,038

(Cost $383,945,520)

U.S. Government 7.3%				90,794,634

U.S. Treasury
Strip, PO	12.517	11/15/30	7,940,000	4,460,636
U.S. Treasury Bonds
Bond	3.125	11/15/41	21,430,000	21,553,887
U.S. Treasury Notes
Note	0.875	12/31/16	10,305,000	10,324,322
Note	0.875	01/31/17	10,915,000	10,926,090
Note	2.000	02/15/22	43,455,000	43,529,699

U.S. Government Agency 23.9%				297,319,404

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.000	09/01/40	11,263,750	11,816,246
30 Yr Pass Thru	5.000	07/01/41	14,947,896	16,116,474
30 Yr Pass Thru	6.500	06/01/37	176,505	196,846
30 Yr Pass Thru	6.500	10/01/37	371,276	413,599
30 Yr Pass Thru	6.500	11/01/37	782,684	871,904
30 Yr Pass Thru	6.500	12/01/37	339,856	378,597
30 Yr Pass Thru	6.500	02/01/38	162,905	181,475
Federal National Mortgage Association
15 Yr Pass Thru	3.000	02/01/27	6,090,000	6,326,540
30 Yr Pass Thru	4.000	10/01/40	7,938,978	8,419,255
30 Yr Pass Thru	4.000	11/01/40	3,745,535	3,962,761
30 Yr Pass Thru	4.000	09/01/41	10,783,410	11,496,421
30 Yr Pass Thru	4.000	09/01/41	8,959,907	9,552,346
30 Yr Pass Thru	4.000	09/01/41	20,625,775	21,873,554
30 Yr Pass Thru	4.000	10/01/41	5,398,480	5,725,067
30 Yr Pass Thru	4.000	11/01/41	5,468,501	5,767,710
30 Yr Pass Thru	4.000	12/01/41	11,593,893	12,228,251
30 Yr Pass Thru	4.000	12/01/41	8,636,517	9,109,063
30 Yr Pass Thru	4.500	06/01/41	27,614,381	29,635,497

9

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

30 Yr Pass Thru	4.500	07/01/41	$10,234,001	$10,983,035
30 Yr Pass Thru	5.000	11/01/33	1,978,017	2,136,438
30 Yr Pass Thru	5.000	10/01/34	2,155,667	2,328,317
30 Yr Pass Thru	5.000	09/01/40	14,438,689	15,583,815
30 Yr Pass Thru	5.000	09/01/40	14,618,995	15,778,421
30 Yr Pass Thru	5.000	02/01/41	8,881,231	9,588,373
30 Yr Pass Thru	5.000	03/01/41	10,388,105	11,215,228
30 Yr Pass Thru	5.000	04/01/41	11,056,073	11,936,381
30 Yr Pass Thru	5.000	04/01/41	3,947,423	4,364,111
30 Yr Pass Thru	5.500	05/01/35	10,403,835	11,368,133
30 Yr Pass Thru	5.500	01/01/39	8,552,667	9,350,731
30 Yr Pass Thru	6.000	05/01/37	6,795,828	7,486,396
30 Yr Pass Thru	6.000	07/01/38	9,479,522	10,493,157
30 Yr Pass Thru	6.500	01/01/39	13,141,677	14,743,951
30 Yr Pass Thru	6.500	03/01/39	652,770	733,174
30 Yr Pass Thru	6.500	06/01/39	4,596,305	5,158,137

Foreign Government Obligations 0.2%				$2,118,288

(Cost $2,120,000)

Argentina 0.2%				2,118,288

City of Buenos Aires (S)	9.950	03/01/17	2,120,000	2,118,288

Convertible Bonds 0.1%				$1,917,655

(Cost $1,207,911)

Consumer Discretionary 0.0%				713,205

Media 0.0%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	486,000	713,205

Industrials 0.1%				1,204,450

Airlines 0.1%
US Airways Group, Inc.	7.250	05/15/14	680,000	1,204,450

Municipal Bonds 0.2%				$2,401,356

(Cost $2,028,628)

State of California	7.600	11/01/40	980,000	1,301,332
State of Illinois	5.100	06/01/33	1,145,000	1,100,024

Term Loans (M) 0.4%				$5,223,943

(Cost $5,913,711)

Consumer Discretionary 0.3%				3,524,673

Hotels, Restaurants & Leisure 0.3%
CCM Merger, Inc.	7.000	03/01/17	767,984	767,264
Kalispel Tribal Economic Authority	7.500	02/22/17	2,461,744	2,363,274

Media 0.0%
Vertis, Inc.	11.750	12/31/15	1,087,268	394,135

Financials 0.1%				1,699,270

Real Estate Investment Trusts 0.1%
iStar Financial, Inc.	7.000	06/30/14	880,000	875,270

10

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Real Estate Management & Development 0.0%
Realogy Corp.	13.500	10/15/17	$800,000	$824,000

Capital Preferred Securities 1.8%				$22,589,325

(Cost $22,783,219)

Financials 1.8%				22,589,325

Capital Markets 0.5%
State Street Capital Trust III (Q)	5.536	04/30/12	3,275,000	3,283,908
State Street Capital Trust IV	1.546	06/15/37	4,005,000	2,827,346

Commercial Banks 0.9%
Allfirst Preferred Capital Trust	2.072	07/15/29	1,305,000	979,155
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	3,425,000	3,399,313
PNC Financial Services Group, Inc. (Q)	6.750	08/01/21	900,000	949,239
PNC Preferred Funding Trust III (8.700% to 03/15/2013, then
3 month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	3,330,000	3,437,359
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	1,245,000	1,132,950
Sovereign Capital Trust VI	7.908	06/13/36	1,840,000	1,748,000

Insurance 0.4%
Aon Corp.	8.205	01/01/27	1,380,000	1,612,955
MetLife Capital Trust X (9.250% to 04/08/2038, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	1,450,000	1,783,500
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	1,480,000	1,435,600

Collateralized Mortgage Obligations 13.5%				$167,942,211

(Cost $170,328,087)

Commercial & Residential 11.1%				138,613,097

American Home Mortgage Assets
Series 2006-6, Class A1A	0.434	12/25/46	2,127,924	1,004,291
Series 2006-6, Class XP IO	2.136	12/25/46	22,401,917	1,304,224
American Tower Trust(S)
Series 2007-1A, Class C	5.615	04/15/37	3,075,000	3,241,785
Series 2007-1A, Class D	5.957	04/15/37	3,175,000	3,366,224
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM	5.767	05/10/45	2,380,000	2,581,072
Series 2006-4, Class AM	5.675	07/10/46	3,930,000	4,102,366
Series 2006-3, Class A4	5.889	07/10/44	3,735,000	4,205,543
Bear Stearns Alt-A Trust(P)
Series 2004-12 1A1	0.594	01/25/35	3,001,043	2,510,964
Series 2005-3, Class B2	2.635	04/25/35	1,130,143	24,262
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	2,480,000	638,997
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.730	03/15/49	4,075,000	4,642,195
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.226	07/15/44	1,230,000	931,585
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.813	12/10/49	5,995,000	6,931,071

11

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.331	12/25/34	$1,163,859	$130,875
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.170	08/19/34	3,245,439	2,987,956
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.881	07/10/38	3,075,000	3,219,916
Series 2007-GG9, Class C (P)	5.554	03/10/39	1,810,000	493,681
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.690	09/25/35	2,776,243	2,492,894
Series 2004-9, Class B1 (P)	3.102	08/25/34	1,627,488	683,545
Series 2006-AR1, Class 3A1 (P)	5.022	01/25/36	3,089,315	2,685,545
Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	1.990	01/19/35	18,552,448	1,344,711
Series 2005-11, Class X IO	2.033	08/19/45	11,838,805	597,149
Series 2005-8, Class 1X IO	2.136	09/19/35	17,932,462	887,248
Series 2007-3, Class ES IO	0.350	05/19/47	76,185,382	476,159
Series 2007-4, Class ES IO	0.350	07/19/47	93,713,898	586,649
Series 2007-6, Class ES IO	0.342	08/19/37	63,664,066	404,267
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	1,089,578	92,668
Series 2005-AR18, Class 1X IO	2.056	10/25/36	29,165,036	1,886,103
Series 2005-AR18, Class 2X IO	1.722	10/25/36	48,219,650	2,283,683
Series 2005-AR5, Class B1	2.613	05/25/35	694,982	5,068
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-PDP5, Class AM	5.248	12/15/44	5,515,000	5,928,597
Series 2006-LDP7, Class AM	5.871	04/15/45	3,795,000	4,131,935
Series 2007-CB18, Class A4	5.440	06/12/47	5,110,000	5,744,912
Series 2005-LDP3, Class A4B	4.996	08/15/42	3,985,000	4,221,514
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	5,015,000	5,342,123
Series 2007-C1, Class AM	5.455	02/15/40	3,515,000	3,667,713
Series 2006-C4, Class A4	5.874	06/15/38	4,165,000	4,775,814
Series 2007-C2, Class A3	5.430	02/15/40	4,910,000	5,456,689
Merrill Lynch
Series 2006-2, Class A4 (P)	5.902	06/12/46	4,985,000	5,671,719
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.459	10/25/36	2,900,912	2,600,702
Series 2007-3, Class M1 (P)	5.355	09/25/37	1,056,892	558,255
Series 2007-3, Class M2 (P)	5.355	09/25/37	395,223	42,124
Series 2007-3, Class M3 (P)	5.355	09/25/37	281,018	13,977
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	4,875,000	5,371,880
Series 2008-HQ8, Class AM	5.468	03/12/44	4,900,000	5,169,044
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.703	05/25/35	1,473,678	211,292
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO	2.310	12/25/45	28,161,913	1,365,853
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.771	03/25/33	1,790,034	1,204,632
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.791	03/25/44	3,223,412	2,943,239
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.436	01/25/45	41,460,381	1,847,694
Series 2005-AR13, Class X IO	1.425	10/25/45	109,414,108	5,517,852
Series 2005-AR19, Class B1	0.944	12/25/45	2,213,715	295,484

12

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2005-AR2, Class X IO	1.559	01/25/45	$61,331,672	$2,992,986
Series 2005-AR6, Class X IO	1.456	04/25/45	35,073,241	1,850,268
Series 2005-AR8, Class X IO	1.571	07/25/45	29,506,489	1,454,626
Series 2005-AR13, Class B1	0.844	10/25/45	3,791,466	527,230
Series 2005-AR6, Class B1	0.844	04/25/45	4,235,499	490,030
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	3.690	04/25/35	2,377,229	2,089,716
Series 2006-AR15, Class A3 (P)	5.300	10/25/36	2,328,801	382,501

U.S. Government Agency 2.4%				29,329,114

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10/15/39	2,274,407	333,651
Series 3623, Class LI IO	4.500	01/15/25	2,084,533	180,380
Series 3630, Class BI IO	4.000	05/15/27	1,359,925	65,278
Series 3794, Class PI IO	4.500	02/15/38	3,425,483	379,727
Federal National Mortgage Association
Series 20011-146, Class MA	3.500	08/25/41	5,934,283	6,196,211
Series 2009-109, Class IW IO	4.500	04/25/38	3,352,544	338,729
Series 2009-47, Class EI IO	5.000	08/25/19	2,977,487	281,490
Series 2009-50, Class GI IO	5.000	05/25/39	5,968,209	693,604
Series 2009-78, Class IB IO	5.000	06/25/39	7,964,754	990,587
Series 2010-14, Class AI IO	4.000	08/25/27	4,001,397	194,230
Series 2010-36, Class BI IO	4.000	03/25/28	4,055,421	243,212
Series 2012-19, Class JA	3.500	03/25/41	9,160,000	9,743,950
Series 3908, Class PA	4.000	06/15/39	3,529,186	3,794,137
Series 398, Class C3 IO	4.500	05/25/39	4,529,188	557,981
Series 401, Class C2 IO	4.500	06/25/39	2,999,236	317,653
Series 402, Class 3 IO	4.000	11/25/39	3,832,163	475,263
Series 402, Class 4 IO	4.000	10/25/39	6,632,657	705,707
Series 402, Class 7 IO	4.500	11/25/39	5,899,782	709,241
Series 407, Class 15 IO	5.000	01/25/40	5,711,685	695,982
Series 407, Class 16 IO	5.000	01/25/40	1,333,697	155,745
Series 407, Class 17 IO	5.000	01/25/40	1,179,363	143,544
Series 407, Class 21 IO	5.000	01/25/39	4,807,882	577,772
Series 407, Class 7 IO	5.000	03/25/41	3,927,211	756,089
Series 407, Class 8 IO	5.000	03/25/41	1,844,940	244,744
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	5,878,398	554,207

Asset Backed Securities 4.9%				$60,535,022

(Cost $60,888,172)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.604	09/25/34	1,505,653	1,354,674
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.694	03/25/35	2,175,000	1,951,825
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.664	03/25/35	1,652,918	1,304,639
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.594	02/28/41	1,422,050	1,237,177
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.484	07/25/36	2,384,381	1,929,157
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.694	05/25/35	1,725,000	1,538,493
Series 2006-NC4, Class A5 (P)	0.304	10/25/36	546,420	430,755

13

Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (Continued)

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.394	10/25/36	$2,571,869	$2,395,766
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	168,684	167,931
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.424	06/25/36	2,430,181	1,966,408
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.684	04/25/36	3,029,402	2,658,227
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	3,715,000	3,722,868
Series 2007-1, Class A2 (S)	5.261	04/25/37	3,180,000	3,185,963
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.754	06/25/35	1,300,000	1,162,663
FUEL Trust
Series 2011-1 (S)	4.207	04/15/16	2,765,000	2,836,815
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.724	11/25/35	2,035,000	1,603,594
Series 2007-3, Class 2A2 (P)	0.424	08/25/37	8,050,000	5,913,071
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (P)(S)	7.246	12/15/20	1,131,676	1,131,676
Series 2010-A, Class D (P)(S)	10.246	12/15/20	844,642	844,642
Series 2010-A, Class E1 (P)(S)	14.746	12/15/20	986,274	986,274
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	1,299,317	1,277,228
Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.944	08/25/37	2,343,886	2,045,389
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.614	09/25/36	2,615,000	2,275,555
Series 2005-WMC1, Class M1 (P)	0.994	09/25/35	1,025,201	980,117
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.694	03/25/35	1,495,000	1,050,378
Series 2005-3, Class M1 (P)	0.724	07/25/35	1,265,000	1,108,226
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.324	03/25/35	2,720,000	2,433,132
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.874	02/25/35	3,650,000	2,954,299
Series 2005-WCH1, Class M2 (P)	0.764	01/25/36	3,580,000	3,251,732
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	383,060	369,871
Series 2005-2, Class AF4	4.934	08/25/35	2,365,000	1,846,885
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	2,512,175	2,619,592

			Shares	Value

Preferred Securities 0.7%				$8,947,221

(Cost $9,334,091)

Consumer Discretionary 0.1%				1,311,206

Hotels, Restaurants & Leisure 0.1%
Greektown Superholdings, Inc., Series A (I)			17,280	1,311,206

14

Bond Fund
As of 2-29-12 (Unaudited)

	Shares	Value

Consumer Staples 0.2%		$2,069,250

Food & Staples Retailing 0.2%
Ocean Spray Cranberries, Inc., Series A, 6.250% (Q)(S)	23,250	2,069,250

Financials 0.4%		5,378,710

Consumer Finance 0.1%
Ally Financial, Inc., 7.300%	48,470	1,140,984

Diversified Financial Services 0.3%
Bank of America Corp., Series MER, 8.625% (Q)	89,220	2,273,326
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%), 7.875%	16,000	432,800
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%), 8.125%	65,230	1,531,600

Utilities 0.0%		188,055

Electric Utilities 0.0%
PPL Corp., 8.750%	3,500	188,055

	Shares	Value

Common Stocks 0.0%		$67,154

(Cost $97,862)

Consumer Discretionary 0.0%		67,154

Greektown Superholdings, Inc. (I)	885	67,154

	Par value	Value

Short-Term Investments 0.7%		$8,216,000

(Cost $8,216,000)

Repurchase Agreement 0.7%		8,216,000

Repurchase Agreement with State Street Corp. dated 2-29-
12 at 0.010% to be repurchased at $8,216,002 on 3-1-12,
collateralized by $6,000,000 Federal National Mortgage
Association, 6.250% due 5-15-29 (valued at $8,385,000,
including interest).	8,216,000	8,216,000

Total investments (Cost $1,186,143,439) 97.7%		$1,215,518,035

Other assets and liabilities, net 2.3%		$28,839,209

Total net assets 100.0%	$1,244,357,244

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Notes to Portfolio of Investments

BRL	Brazilian Real

IO	Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield atthe end of the period.

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

15

Bond Fund
As of 2-29-12 (Unaudited)

(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I)	Non-income producing security.

(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $201,151,317 or 16.2% of the Fund's net assets as of February 29, 2012.

†	At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $1,187,806,747.
Net unrealized appreciation aggregated $27,711,288, of which $66,533,281 related to appreciated investment securities and $38,821,993 related to depreciated investment securities.

16

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	02/29/12	Price	Inputs	Inputs
Corporate Bonds	$547,445,822	—	$545,876,224	$1,569,598
U.S. Government	90,794,634	—	90,794,634	—
U.S. Government Agency	297,319,404		297,319,404
Foreign Government Obligations	2,118,288	—	2,118,288	—
Convertible Bonds	1,917,655	—	1,917,655	—
Municipal Bonds	2,401,356	—	2,401,356	—
Term Loans	5,223,943	—	5,223,943	—
Capital Preferred Securities	22,589,325	—	22,589,325	—
Collateralized Mortgage Obligations	167,942,211	—	167,466,052	476,159
Asset Backed Securities	60,535,022	—	57,572,430	2,962,592
Preferred Securities	8,947,221	$5,566,765	2,069,250	1,311,206
Common Stocks	67,154	—	—	67,154
Short-Term Investments	8,216,000	—	8,216,000	—
Total investments in Securities	$1,215,518,035	$5,566,765	$1,203,564,561	$6,386,709
Futures	($31,962)	($31,962)	—	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers into or out of Level 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Collateralized
	Corporate	Mortgage	Asset Backed	Preferred	Common
	Bonds	Obligations	Securities	Securities	Stocks	Total
Balance as of 5-31-11	$2,202,254	$9,807,309	$5,865,818	-	-	$17,875,381
Realized gain (loss)	15,302	-	-	-	-	15,302
Changed in unrealized	39,462	14,964	-	15,206	4,761	74,393
appreciation (depreciation)
Purchases	-	859	5,130,328	-	-	5,131,187

Sales	(687,420)	(90,165)	(5,444,279)	-	-	(6,221,864)
Transfers into Level 3	-	-	-	1,296,000	62,393	1,358,393
Transfers out of Level 3	-	(9,256,808)	(2,589,275)	-	-	(11,846,083)
Balance as of 2-29-12	$1,569,598	$476,159	$2,962,592	1,311,206	67,154	$6,386,709
Change in unrealized at	$33,173	$14,962	-	$15,206	$4,761	$68,102
period end*

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended February 29, 2012, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 29, 2012. During the period ended February 29, 2012 the Fund held futures contracts with USD absolute notional values ranging from $22.4 million to $47.0 million, as measured at each quarter end.

	NUMBER				UNREALIZED
	OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Treasury Ultra Long Bond Futures	47	Long	June 2012	$7,390,750	($59,617)
U.S. Treasury 30-Year Bond Futures	50	Long	June 2012	7,082,813	(44,383)
U.S. Treasury 10-Year Note Futures	121	Short	June 2012	(15,845,328)	46,923
U.S. Treasury 5-Year Note Futures	136	Short	June 2012	(16,751,375)	25,115

($31,962)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 29, 2012 by risk category:

	FINANCIAL		LIABILITY
	INSTRUMENTS	ASSET DERIVATIVES	DERIVATIVES FAIR
RISK	LOCATION	FAIR VALUE	VALUE

Interest rate
contracts	Futures	$72,038	($104,000)
Total		$72,038	($104,000)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q3 2/12
4/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	April 23, 2012

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 23, 2012